Discontinued operations	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Discontinued operations [Abstract]
Discontinued operations

4. Discontinued operations:

Disposition - Analytica Asset Purchase Agreement:

On December 15, 2011, the Company, Analytica, LA-SER Alpha Group Sarl (“LA-SER”), and Analytica LA-SER International, Inc., a wholly-owned subsidiary of LA-SER (“Newcorp” and collectively with LA-SER, the “Purchaser”) closed on a definitive agreement (the “Purchase Agreement”) relating to the sale of substantially all of Analytica’s assets and business to the Purchaser for a maximum aggregate purchase price of up to $10.0 million, consisting of fixed and contingent payments. As part of the purchase price payable by the Purchaser to the Company, the Purchaser agreed to grant to the Company, for no additional consideration, up to $0.6 million worth of research services as requested by the Company to support the Company’s ongoing biotechnology activities.

To facilitate the closing of the Purchase Agreement (the “Closing”), Analytica and the Company: (a) obtained an order of the Bankruptcy Court, authorizing the Purchase Agreement and the sale and conveyance of Analytica’s assets and business; (b) obtained all third party consents required for the assignment of the transferred contracts and the subleases of Analytica’s New York and Germany Leases; (c) filed an amendment to Analytica’s Articles of Incorporation changing its name from Analytica International, Inc. to Accentia Biotech, Inc.; and (d) closed an agreement with Laurus/Valens (discussed below) that, inter alia, terminated and released all of Laurus/Valens’ claims, liens and security interests on Analytica’s assets and business to be sold to the Purchaser.

In consideration for the sale of the assets and business, the Purchaser paid $4.0 million (the “Upfront Purchase Price”) for the benefit of the Company directly to an agent of Laurus/Valens (described below). In addition to the Upfront Purchase Price, based on Newcorp’s operations following the Closing, on March 30, 2012, the Purchaser paid $1.5 million (the “1 st Earnout Payment”), to the Company, based upon a formula involving the aggregate gross revenue of Newcorp from December 15, 2011 through March 31, 2012, as well as the aggregate backlog of Newcorp’s business as of March 31, 2012. The remaining $4.5 million of the purchase price will be calculated based upon a multiple of Newcorp’s EBITDA for specified periods, with certain adjustments the amount of research services actually acquired by the Company up to $0.6 million.

Pursuant to the Purchase Agreement, the Company and Analytica agreed that, for five years following the Closing, neither the Company, Analytica nor their subsidiaries or affiliates will engage, directly or indirectly, in the healthcare consulting business, nor will they employ any of Analytica’s pre-Closing employees or representatives.

The sale of the assets and business of Analytica resulted in a gain of approximately $4.0 million during the quarter ended March 31, 2012. The Upfront Purchase Price along with the 1 st Earnout Payment, were used to calculate the gain, as the 1 st Earnout Payment was assured at the time of the determination of the gain. Accrued taxes of $0.4 million were recorded for estimated state and local taxes associated with the gain.

The operating results for the three and six months ended March 31, 2012 and March 31, 2011 are reported as discontinued operations in the accompanying condensed consolidated statements of operations:

	For the Three Months Ended March 31,		For the Six Months Ended March 31,
	2012	2011	2012	2011
Net sales	$—	$1,095,280	$1,091,902	$2,245,112
Cost of sales	—	875,690	959,978	1,701,788

Gross margin	—	219,590	131,924	543,324
Operating expenses	—	205,154	280,534	390,418

Operating (loss) income	—	14,436	(148,610)	152,906
Gain on sale of assets	—	—	3,998,105	—
Other (expense) income	—	(272)	285	6,262

Income from discontinued operations	—	14,164	3,849,780	159,168
Income tax expense	(170,136)	—	(609,937)	—

Net income from discontinued operations	(170,136)	$14,164	$3,239,843	$159,168

Account balances for September 30, 2011 are reported as discontinued operations in the accompanying condensed consolidated balance sheets:

September 30, 2011
Current assets:
Prepaid expenses	$64,365
Unbilled receivables	225,580

Total current assets	$289,945

Non-current assets:
Furniture, equipment and leasehold improvements, net	$32,126
Goodwill	893,000
Intangibles, net	611,958
Deposits	7,518

Total assets	$1,834,547

Current liabilities:
Customer deposits	$10,440
Deferred income	329,560

Total current liabilities	$340,000

3. Discontinued operations:

Disposition

On November 10, 2008, in conjunction with the Company’s Chapter 11 proceedings, the Company decided to cease operation its wholly-owned subsidiary, TEAMM. The operating results for the year ended September 30, 2010 are reported as discontinued operations.

The following represents a summary of the Company’s operating results for TEAMM:

For the Year Ended September 30, 2010
Net sales	$—
Cost of sales	—

Gross margin	—

Operating expenses	12,159
Recovery of inventory and sales reserves	—

Income (loss) from discontinued operations	(12,159)

September 30, 2010
Non-current assets:
Furniture, equipment and leasehold improvements, net	—

Total assets	—

Current liabilities:
Accounts payable	852,587
Accrued expenses	425,557

Total current liabilities (classified in ‘liabilities subject to compromise’)	$1,278,144

On December 15, 2011, the Company closed on the definitive agreement selling the assets and business of its wholly-owned subsidiary, Analytica.

The operating results for the years ended September 30, 2011 and September 30, 2010 are reported as discontinued operations in the accompanying consolidated statement of operations:

	2011	2010
Net sales	$4,348,898	$5,099,345
Cost of sales	3,331,949	4,012,364

Gross margin	1,016,949	1,086,981

Operating expenses	813,879	1,097,317

Operating income (loss)	203,070	(10,336)

Other (expense) income	(24,163)	60,733
Loss on insolvency of subsidiary	—	(845,314)

Income (loss) from discontinued operations	178,907	(794,917)

Account balances for September 30, 2011 are reported as discontinued operations in the accompanying consolidated balance sheets:

September 30, 2011
Current assets:
Prepaid expenses	$64,365
Unbilled receivables	225,580

Total current assets	289,945

Non-current assets:
Furniture, equipment and leasehold improvements, net	32,126
Goodwill	893,000
Intangibles, net	611,958
Deposits	7,518

Total assets	1,834,547

Current liabilities:
Customer deposits	10,440
Deferred income	329,560

Total current liabilities	$340,000